Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock ,par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock ,shares authorized	50,000,000	50,000,000	50,000,000
Common stock ,shares issued	1,892,773	988,368	868,154
Common stock ,shares outstanding	1,892,773	988,368	868,154